Lessor Commitments (Details) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of finance lease and operating lease by lessor [line items]
lease payments	$ 166	$ 1,579	$ 1,837	$ 996
- no later than 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
lease payments	166	503	620	431
- between 1 year and 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
lease payments	0	1,076	1,217	565
- greater than 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
lease payments	$ 0	$ 0	$ 0	$ 0